Alpha Intelligent - Large Cap Value ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 2.9%
Curtiss-Wright Corp.	71	$11,772
Raytheon Technologies Corp.	100	9,985
		21,757
Airlines — 1.5%
Southwest Airlines Co.	320	11,446

Apparel Manufacturers — 1.1%
Tapestry, Inc.	185	8,432

Broadcasting (except Internet) — 1.0%
Warner Bros Discovery, Inc. (a)	516	7,647

Casino Hotels — 2.0%
Las Vegas Sands Corp. (a)	255	15,045

Chemical Manufacturing —1.5%
FMC Corp.	85	11,316

Commer Banks - Southern US — 1.5%
Truist Financial Corp.	226	11,162

Computer Services — 1.6%
International Business Machines Corp.	90	12,126

Data Processing/Management — 1.6%
Fiserv, Inc. (a)	114	12,162

Diversified Banking Institutions — 2.4%
Bank of America Corp.	224	7,947
Citigroup, Inc.	195	10,183
		18,130
Diversified Manufacturing Operations - 7.6%
General Electric	709	57,060

Drug Delivery Systems — 1.0%
Becton Dickinson and Co.	29	7,314

Electric Products - Miscellaneous — 1.0%
Emerson Electric Co.	82	7,398

Electric - Integrated — 3.4%
AES Corp.	297	8,141
FirstEnergy Corp.	203	8,313
PG&E Corp. (a)	547	8,697
		25,151
Fiduciary Banks — 2.5%
State Street Corp.	203	18,540

Finance - Auto Loans — 1.3%
Ally Financial, Inc.	310	10,072

Finance - Consumer Loans — 1.0%
SLM Corp.	428	7,520

Finance - Investing Banking — 1.2%
Charles Schwab Corp.	112	8,671

Gas - Distribution — 1.4%
National Fuel Gas Co.	180	10,451

Internet Infraestructure Software— 3.5%
F5, Inc. (a)	176	25,988

Life/Health Insurance — 1.7%
Equitable Holdings, Inc.	385	12,347

Medical - Biomedical/Genetics — 2.2%
Amgen, Inc.	29	7,320
United Therapeutics Corp. (a)	36	9,474
		16,794
Medical - Drugs — 1.1%
Merck & Co., Inc.	77	8,271

Medical - Generic Drugs — 1.5%
Perrigo Co. PLC (b)	296	11,076

Medical - HMO — 5.4%
Elevance Health	30	14,998
Humana, Inc.	35	17,909
UnitedHealth Group, Inc.	15	7,488
		40,395
Merchant Wholesalers, Nondurable Goods — 1.0%
McKesson Corp.	20	7,574

Metal - Copper — 2.8%
Freeport-McMoRan, Inc.	468	20,882

Multi-line Insurance — 8.3%
Allstate Corp.	103	13,232
American International Group, Inc.	382	24,150
MetLife, Inc.	343	25,046
		62,428
Oil Companies - Exploration & Production— 5.3%
EOG Resources, Inc.	58	7,671
Hess Corp.	132	19,821
Occidental Petroleum Corp.	188	12,181
		39,673
Pharmacy Services — 4.0%
Cigna Corp.	94	29,767

Property/ Casualty Insurance — 1.0%
Progressive Corp.	53	7,227

Retail - Auto Parts — 1.3%
AutoZone, Inc. (a)	4	9,757

Retail-Building Products— 2.1%
Lowe's Cos, Inc.	77	16,035

Super - Regional Banks — 10.7%
The PNC Financial Services Group, Inc.	53	8,768
Wells Fargo & Co.	1,517	71,102
		79,870
Telecommunication Equipment Optical Fiber — 1.0%
Corning, Inc.	206	7,130

Beverage and Tobacco Product Manufacturing — 2.8%
Philip Morris International, Inc.	203	21,161

Transportation Services — 2.2%
FedEx Corp.	84	16,284

Web Portals/Internet Services Providers — 2.6%
Alphabet, Inc. - Class C (a)	191	19,075

TOTAL COMMON STOCKS (Cost $692,418)		733,132

MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund, 4.14%(c)	14,881	14,881
TOTAL MONEY MARKET FUNDS (Cost $14,881)		14,881

Total Investments — 100.0% (Cost $707,299)		748,013
Other assets and liabilities, net — 0.0%(d)		(197)
TOTAL NET ASSETS — 100.0%		$747,816

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$733,132	$-	$-	$733,132
Money Market Funds	14,881	-	-	14,881
Total Investments - Assets	$748,013	$-	$-	$748,013

* See the Schedule of Investments for industry classifications.